Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
9.	Inventories

	As of December 31,
	2011	2010

Raw materials	$1,040,582	$860,993
Work-in-progress	135,533	160,730
Finished goods	13,006,937	9,755,154

	$14,183,052	$10,776,877